10. SEGMENTS (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2017	Mar. 31, 2017
Segment Reporting [Abstract]
Schedule of segments
	Nine Months Ended December 31,
	2017	2016
Revenues:
Aethlon	$74,813	$392,073
ESI	–	–
Total Revenues	$74,813	$392,073

Operating Losses:
Aethlon	$(3,495,189)	$(4,478,631)
ESI	(64,860)	(115,443)
Total Operating Loss	$(3,560,049)	$(4,594,074)

Net Losses:
Aethlon	$(4,308,807)	$(5,497,978)
ESI	(64,860)	(115,443)
Net Loss Before Non-Controlling Interests	$(4,373,667)	$(5,613,421)

Cash:
Aethlon	$5,610,061	$625,531
ESI	738	3,084
Total Cash	$5,610,799	$628,615

Total Assets:
Aethlon	$5,745,031	$752,578
ESI	5,723	37,019
Total Assets	$5,750,754	$789,597

Capital Expenditures:
Aethlon	$23,705	$2,961
ESI	–	–
Capital Expenditures	$23,705	$2,961

Depreciation and Amortization:
Aethlon	$27,402	$16,322
ESI	–	10,043
Total Depreciation and Amortization	$27,402	$26,365

Interest Expense:
Aethlon	$(306,495)	$(115,308)
ESI	–	–
Total Interest Expense	$(306,495)	$(115,308)

	Fiscal Years Ended March 31,
	2017	2016
Revenues:
Aethlon	$392,073	$886,572
ESI	–	–
Total Revenues	$392,073	$886,572

Operating Losses:
Aethlon	$(5,945,293)	$(3,953,402)
ESI	(153,064)	(431,432)
Total Operating Loss	$(6,098,357)	$(4,384,834)

Net Losses:
Aethlon	$(7,153,662)	$(4,527,184)
ESI	(153,064)	(431,432)
Net Loss Before Non-Controlling Interests	$(7,306,726)	$(4,958,616)

Cash:
Aethlon	$1,558,667	$2,114,285
ESI	1,034	9,452
Total Cash	$1,559,701	$2,123,737

Total Assets:
Aethlon	$1,698,249	$2,475,686
ESI	28,119	53,430
Total Assets	$1,726,368	$2,529,116

Capital Expenditures:
Aethlon	$16,433	$9,307
ESI	–	–
Capital Expenditures	$16,433	$9,307

Depreciation and Amortization:
Aethlon	$22,370	$18,943
ESI	10,043	19,581
Total Depreciation and Amortization	$32,413	$38,524

Interest Expense:
Aethlon	$304,330	$573,782
ESI	–	–
Total Interest Expense	$304,330	$573,782